Property, Plant, and Equipment - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Mine depreciation	$ 0	$ 0	$ 190
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Mine depreciation	$ 92	$ 132